October 15, 2012

VIA ELECTRONIC TRANSMISSION

Michelle Roberts

Office of Disclosure and Review

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Variable Insurance Trust - 333-171479, 811-22512

Dear Ms. Roberts:

On behalf of Variable Insurance Trust (the “Registrant”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement under the Securities Act of 1933 (the “Amendment”).  On August 3, 2012, the Registrant, on behalf of the Vice Fund Portfolio (the "Fund"), a series of the Registrant, filed a registration statement under the Securities Act of 1933 on Form N-1A.  On September 12, 2012 you provided oral comments to Emily Little with respect to that registration statement, and on October 12, 2012 the Registrant provided responses to those comments via Correspondence Filing.All changes related to the Registrant’s responses to your comments, refining edits and supplemental information are marked.

The Registrant has authorized us to request, and we hereby do request, acceleration of the effective date of the Amendment to October 15, 2012, 1:00 p.m., or the earliest practicable date thereafter.  The Registrant has authorized me to convey to you that the Registrant acknowledges the following:

1.

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

2.

Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

3.

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the accuracy and adequacy of the disclosure in the filing; and

4.

The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call please contact JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

719397.1